Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Sep. 30, 2018
Registrant Name	FundVantage Trust
Central Index Key	0001388485
Amendment Flag	false
Document Creation Date	May 01, 2019
Document Effective Date	May 01, 2019
Prospectus Date	Feb. 01, 2019
Gotham Defensive Long 500 Fund | Institutional Class
Risk/Return:
Trading Symbol	GDLFX